Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, no par value
Preferred stock, authorized unlimited	Unlimited	Unlimited
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, no par value
Common stock, authorized unlimited	Unlimited	Unlimited
Common stock, shares issued	87,494,888	85,562,769
Common stock, shares outstanding	87,494,888	85,562,769